Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name: PricewaterhouseCoopers LLP

Business Name (if different): PwC

Principal Business Address: 300 Madison Avenue, New York, NY 10017

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name: Citigroup Global Markets Inc.

Business Name (if different): Citi

Principal Business Address: 390 Greenwich Street, New York, NY 10013

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

PwC was not engaged to perform procedures that were intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization.

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

See attached Report of Independent Accountants on Applying Agreed-Upon Procedures dated April 29, 2021 pertaining to the Washington State Housing Finance Commission, Municipal Certificates, Series 2021-1 transaction.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

See attached Report of Independent Accountants on Applying Agreed-Upon Procedures April 29, 2021 pertaining to the Washington State Housing Finance Commission, Municipal Certificates, Series 2021-1 transaction.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Item 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: PricewaterhouseCoopers LLP

By:	Yogesh Gupta (Print name of duly authorized person)	(Signature)

Date: April 29, 2021

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citigroup Global Markets Inc. (the “Company”)

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company and Citi Affordable Depositor LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the Washington State Housing Finance Commission, Municipal Certificates, Series 2021-1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 28 mortgage loans (the “Mortgage Loan Assets”) secured by 30 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan assets and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•

The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of the Mortgaged Properties securing the Mortgage Loan Assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of May 1, 2021.

•

The phrase “Final Data File” refers to the Microsoft Excel (“Excel”) file “WSHFC Pool 2021-1_Data Tape_4.23.2021 (FINAL).xlsx” provided by the Company on April 23, 2021, which includes certain attributes related to the Collateral. The initial Data File was provided on January 29, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date.

•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•

The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•

The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Amortization Schedule” refers to Excel files provided by the Company presenting loan terms, rates and a schedule of amortization over the term of each of the Mortgage Loan Assets.

•	The phrase “Appraisal” refers to a signed appraisal report.

•	The phrase “Audited Financials” refers to a complete and signed financial statement.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

•	The phrase “Borrower Formation Document” refers to an organization chart, signed limited partnership agreement and signed amendments to the limited partnership agreement.

•	The phrase “Borrower Loan Agreement” refers to a signed borrower loan agreement or loan and security agreement, and/or any assumptions, amendments or riders thereof.

•	The phrase “Certificate of Occupancy” refers to a completed certificate of occupancy.

•

The phrase “Construction Risk Conversion Certificate” refers to a completed construction risk conversion certificate or construction risk memo which presents a completion date associated with new construction of the property.

•	The phrase “Conversion Memo” refers to document provided by the Company which provides rehabilitation, construction and renovations dates.

•	The phrase “Engineering Report” refers to a signed engineering assessment document.

•	The phrase “Exception to Non-Recourse Guaranty” refer to a signed exception to non-recourse guaranty.

•	The phrase “Funding Loan Agreement” refers to a signed funding loan agreement, and/or any assumptions, amendments or riders thereof.

•	The phrase “Ground Lease Agreement” refers to a ground lease agreement, and/or any assumptions, amendments or riders thereof.

•	The phrase “HAP Contract” refers to an in-place signed contract for subsidized rents as provided by the Department of Housing and Urban Development.

•	The phrase “Multifamily Inspection Report” refers to “MF_Inspection_Report02252021.xls” an Excel file which dictates the REAC Scores associated with the properties.

•	The phrase “Multifamily Note” refers to a signed multifamily note, authority debt obligation note or borrower note, and/or any assumptions, amendments or riders thereof.

•	The phrase “Notice of Conversion” refers to a document listing out the dates and terms in at which time the original financing transferred to permanent financing.

•	The phrase “Occupancy Report” refers to “WSHFC-Occupancy Report 03-01-2021.xlsx” an Excel File provided by Berkadia which present historical occupancy rates of the property.

•

The phrase “Operating Statement” refers to an Excel file titled “Multifamily Operating Statement Analysis Report” or “OSAR” which presents historical operating performance and financial metrics of the property.

•	The phrase “Opinion of Counsel” refers to a document, email, summary confirmation provided by Robinson & Cole LLP (“Legal Counsel”) with regards to the legal opinion of the underlying Collateral.

•	The phrase “Property Condition Assessment” refers to a signed property condition assessment, property risk assessment or environmental assessment document.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

•	The phrase “Property Insurance Binder” refers to an Excel File provided by the Company which presents the in-place insurance policies on the property.

•	The phrase “Regulation Form 8609” refers to a signed Form 8609 Low Income Housing Credit Allocation and Certification.

•

The phrase “Regulatory Agreement” refers to a signed agreement with a regulatory agency such as a LURA, Rental Subsidy or LIHTC, which provides restrictions on the tenant concentration within the property.

•	The phrase “Rent Roll” refers to a signed rent roll.

•	The phrase “Seismic Report” refers to a signed seismic assessment document.

•	The phrase “Servicer Statement” refers to a signed servicer report or servicer schedule issued by specified servicer in the offering documents for the Transaction.

•	The phrase “Site Inspection” refers to an excel file issued by Berkadia which dictates, the property address, servicer site inspection date as well as servicer inspection rating.

•	The phrase “Subordinate Debt Agreement” refers to a signed subordinate loan agreement or supplement loan agreement.

•	The phrase “Tax Credit Application” refers to a pdf or Excel file which dictates the unit and qualification requirements set forth by the Regulatory Agreement.

•	The phrase “Tenant to Market Rent Schedule” refers to a schedule provided by the Company which provides the comparison of tenant paid rent relative to market rent.

•	The phrase “Title Policy” refers to a signed title insurance policy.

•

The phrase “Transaction Summary Memo” refers to an internal document provided by the Company which dictates the loan term, amount, conversion dates as well as the amount and type of reserve accounts in-place pursuant to the Borrower Loan Agreement.

Our procedures and results thereof are as follows:

From January 29, 2021 through April 23, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);

•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or

•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

April 29, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

Washington State Housing Finance Commission, Municipal Certificates, Series 2021-1

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

Washington State Housing Finance Commission, Municipal Certificates, Series 2021-1

EXHIBIT A

Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
1	Loan No.	None - Company Provided	None
2	Footnotes	None - Company Provided	None
3	Number of Properties	Borrower Loan Agreement; Engineering Report; Property Condition Assessment	None
4	Property Name	None - Company Provided	None
5	Originator	Borrower Loan Agreement	None
6	Street Address	Certificate of Occupancy, Site Inspection, Appraisal	None
7	Property City	Certificate of Occupancy, Site Inspection, Appraisal	None
8	Property State	Certificate of Occupancy, Site Inspection, Appraisal	None
9	Zip Code	Certificate of Occupancy, Site Inspection, Appraisal	None
10	County	Certificate of Occupancy, Site Inspection, Appraisal	None
11	Property Type	Appraisal	None
12	Security Type	Borrower Loan Agreement	None
13	Property Subtype	Recalculation	None
14	Year Built	Appraisal; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment; Conversion Memo	None
15	Year Renovated	Appraisal; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment; Conversion Memo	None
16	Total Units	Rent Roll; Appraisal	None
17	Low Income Units	Regulatory Agreement; Tax Credit Application; Appraisal	None
18	Very Low Income Units	Regulatory Agreement; Tax Credit Application; Appraisal	None
19	Cut-Off Date Balance/Unit	Recalculation	None
20	Unit of Measure	Rent Roll; Appraisal	None
21	Most Recent Occupancy %	Recalculation	0.10%
22	Occupancy As of Date	Rent Roll	None
23	2nd Most Recent Occupancy %	Occupancy Report	0.10%
24	2nd Most Recent Occupancy As of Date	Occupancy Report	None
25	3rd Most Recent Occupancy %	Occupancy Report	0.10%
26	3rd Most Recent Occupancy As of Date	Occupancy Report	None
27	4th Most Recent Occupancy %	Occupancy Report	0.10%
28	4th Most Recent Occupancy As of Date	Occupancy Report	None
29	Loan Purpose (New Construction or Rehabilitation)	Appraisal; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment; Conversion Memo	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

Washington State Housing Finance Commission, Municipal Certificates, Series 2021-1

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
30	Single Asset Entity (Y/N)	Opinion of Counsel	None
31	Crossed Loans (Y/N)	Opinion of Counsel	None
32	Related Borrower Loans	None - Company Provided	None
33	Payment Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
34	Late Charge Grace Period	Multifamily Note	None
35	Conversion Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
36	First Payment Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
37	Maturity Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
38	Mandatory Prepayment Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
39	Original Permanent Loan Amount	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
40	Cut-Off Date Loan Amount	Servicer Statement	None
41	% of Cut-Off Date Balance	Recalculation	None
42	Maturity or Mandatory Prepayment Date Balance	Recalculation	$1.00
43	Gross Interest Rate	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
44	Fixed Expense Rate	None - Company Provided	None
45	Net Mortgage Interest Rate	Recalculation	None
46	Accrual Basis	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
47	Rounding Rate Methodology	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
48	Loan Amortization Type	Recalculation	None
49	Monthly Debt Service Amount (Amortizing)	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
50	Monthly Debt Service Amount (IO)	Recalculation	None
51	Projected First Monthly Payment to Trust	Recalculation	None
52	Amortization Term (Original)	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
53	Amortization Term (Remaining)	Recalculation	None
54	Loan Term (Original)	Recalculation	None
55	Loan Term (Remaining)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

Washington State Housing Finance Commission, Municipal Certificates, Series 2021-1

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
56	IO Period	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
57	Seasoning	Recalculation	None
58	Prepayment Provision	Multifamily Note	None
59	Lockout Begin Date	Multifamily Note	None
60	Lockout End Date	Multifamily Note	None
61	Yield Maintenance Beg Date	Multifamily Note	None
62	Yield Maintenance End Date	Multifamily Note	None
63	Prepay Penalty Begin Date	Multifamily Note	None
64	Open Period Begin Date	Recalculation	None
65	Appraisal Valuation Date	Appraisal	None
66	Appraised Value	Appraisal	None
67	Appraisal Capitalization Rate	Appraisal	None
68	Appraised Value Type	Appraisal	None
69	Cut-Off Date LTV	Recalculation	None
70	Maturity LTV	Recalculation	None
71	Forbearance, Loan Modification or other Debt Service Relief Requested (Y/N)	None - Company Provided	None
72	2020 NCF IO DSCR	Recalculation	None
73	2020 NCF DSCR	Recalculation	None
74	2020 Financial End Date	Operating Statement	None
75	2020 EGI	Operating Statement	$1.00
76	2020 Expenses	Operating Statement	$1.00
77	2020 NOI	Operating Statement	$1.00
78	2020 NCF	Operating Statement	$1.00
79	2019 NCF DSCR	Recalculation	None
80	2019 Financial End Date	Operating Statement	None
81	2019 EGI	Operating Statement	$1.00
82	2019 Expenses	Operating Statement	$1.00
83	2019 NOI	Operating Statement	$1.00
84	2019 NCF	Operating Statement	$1.00
85	2018 NCF DSCR	Recalculation	None
86	2018 Financial End Date	Operating Statement	None
87	2018 EGI	Operating Statement	$1.00
88	2018 Expenses	Operating Statement	$1.00
89	2018 NOI	Operating Statement	$1.00
90	2018 NCF	Operating Statement	$1.00
91	Lien Position	Title Policy	None
92	Title Vesting (Fee/Leasehold/Both)	Title Policy	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

Washington State Housing Finance Commission, Municipal Certificates, Series 2021-1

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
93	Ground Lease Maturity Date (Description or N/A)	Ground Lease Agreement	None
94	Engineering Escrow/Deferred Maintenance	None - Company Provided	None
95	Tax Escrow (Initial)	Servicer Statement	$1.00
96	Tax Escrow (Monthly)	Servicer Statement	$1.00
97	Tax Escrow (Current Balance)	Servicer Statement	$1.00
98	Insurance Escrow (Initial)	Servicer Statement	$1.00
99	Insurance Escrow (Monthly)	Servicer Statement	$1.00
100	Insurance Escrow (Current Balance)	Servicer Statement	$1.00
101	Replacement Reserve (Initial)	Servicer Statement	$1.00
102	Replacement Reserve (Monthly)	Servicer Statement	$1.00
103	Replacement Reserve (Current Balance)	Servicer Statement	$1.00
104	Other Escrow (Initial)	Servicer Statement	$1.00
105	Other Escrow (Monthly)	Servicer Statement	$1.00
106	Other Escrow (Current Balance)	Servicer Statement	$1.00
107	Other Escrow Reserve Description	Servicer Statement	None
108	Other Escrow 2 (Initial)	Servicer Statement	$1.00
109	Other Escrow 2 (Monthly)	Servicer Statement	$1.00
110	Other Escrow 2 (Current Balance)	Servicer Statement	$1.00
111	Other Escrow Reserve 2 Description	Servicer Statement	None
112	Operating Deficit Reserve Balance	Servicer Statement; Audited Financials	$1.00
113	Operating Deficit Reserve Balance As of Date	Servicer Statement; Audited Financials	$1.00
114	Number of Months Debt Service Covered by the Operating Deficit Reserve	Recalculation	None
115	Operating Deficit Reserve Type	Servicer Statement; Audited Financials	None
116	Additional Operating Deficit Funding Available (Y/N)	Audited Financials; Borrower Formation Document	None
117	Placed in Service Year	Regulation Form 8609	None
118	Tenant Paid Rent Discount to Market Rent	Tenant to Market Rent Schedule	None
119	PML / SEL %	Seismic Report; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment	None
120	Seismic Insurance In-Place (Y/N)	Property Insurance Binder	None
121	Monthly Rent Per Unit	Recalculation	$1.00
122	Additional Financing In Place (existing) (Y/N)	Title Policy; Subordinate Debt Agreement	None
123	Additional Financing Amount (existing)	Title Policy; Subordinate Debt Agreement	None
124	Additional Financing Description (existing)	Title Policy; Subordinate Debt Agreement	None
125	Type of Regulatory Agreement(s)	Regulatory Agreement; HAP Contract; Tax Credit Application	None
126	REAC Score	Multifamily Inspection Report	None
127	Servicer Site Inspection Rating	Site Inspection	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

Washington State Housing Finance Commission, Municipal Certificates, Series 2021-1

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
128	Servicer Site Inspection Date	Site Inspection	None
129	Description of Regulatory Agreement(s)	Regulatory Agreement; HAP Contract; Tax Credit Application	None
130	Number of LIHTC Units	Regulatory Agreement; HAP Contract; Tax Credit Application	None
131	Limited Partner Tax Credit Investor	Audited Financials; Borrower Formation Document	None
132	Citi Equity (Y/N)	None - Company Provided	None
133	Limited Partner Equity Investment	Audited Financials; Borrower Formation Document	None
134	Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement; HAP Contract; Tax Credit Application	None
135	Governmental Lender	Regulatory Agreement	None
136	Fiscal Agent Name	Regulatory Agreement; Funding Loan Agreement	None
137	Guarantor Entity Name	Exception to Non-Recourse Guaranty; Audited Financials	None
138	Borrower Name	Borrower Loan Agreement; Multifamily Note	None
139	Annual Governmental Lender Fee	Regulatory Agreement; Funding Loan Agreement	None
140	Annual Fiscal Agent Fee ($)	Regulatory Agreement; Funding Loan Agreement	None
141	Annual Fiscal Agent Fee Payment Date	Regulatory Agreement; Funding Loan Agreement	None
142	First Annual Fiscal Agent Fee Payment Date	Regulatory Agreement; Funding Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

Washington State Housing Finance Commission, Municipal Certificates, Series 2021-1

EXHIBIT B

Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology

13	Property Subtype

Determined based on the height of the property, as stated in the Appraisal: “Garden”, for 1 to 4 story buildings. “Mid Rise”, for 5 to 10 story buildings. “High Rise”, for buildings greater than 10 stories; or

If the property is described as “Senior Housing” or “Age Restricted”, as stated in the Appraisal the Property Subtype is “Age Restricted”.

19	Cut-Off Date Balance/Unit	A computation from the Final Data File in which the respective loan’s Cut-Off Date Loan Amount was divided by the corresponding Total Units.

21	Most Recent Occupancy %	A computation from the respective property’s Rent Roll in which the total number of occupied units was divided by the property’s Total Units. For purposes of this calculation, non-revenue generating units (model, office and down units) were considered occupied.

41	% of Cut-Off Date Balance	A computation from the Final Data File in which the respective loan’s Cut-Off Date Loan Amount was divided by the aggregate Cut-Off Date Loan Amount of the respective Transaction.

42	Maturity or Mandatory Prepayment Date Balance

A computation from the Multifamily Note in which the respective loan’s amortization schedule was recalculated. For each loan, we re-computed the principal balance outstanding as of the respective loan’s Mandatory Prepayment Date or Maturity Date, if Mandatory Prepayment Date is N/A for the respective loan, based upon the respective loan’s Original Permanent Loan Amount, Monthly Debt Service (Amortizing), Amortization Term (Remaining), Accrual Basis and Gross Interest Rate; or

With respect to the Mortgage Loan Asset identified as “Homestead North and Homestead South,” the Maturity or Mandatory Prepayment Date Balance is calculated by subtracting the sum of principal payments through the Maturity Date, as described in the amended Amortization Schedule and subtracting those principal payments from the Original Permanent Loan Amount.

45	Net Mortgage Interest Rate	A computation from the Final Data File in which the Fixed Expense Rate was deducted from the Gross Interest Rate.

48	Loan Amortization Type

“Fully Amortizing”, when the Loan Term (Original) was equal to the Amortization Term (Original); or

“Interest Only”, when the IO Period was equal to the Loan Term (Original); or

“Balloon”, when the Amortization Term (Original) was greater than the Loan Term (Original) and (i) the IO Period was equal to zero or (ii) the IO Period is less than Seasoning; or

“Partial IO”, when the IO Period was greater than zero and less than the Loan Term (Original) and only when the IO Period is greater than Seasoning.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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#	Specified Attribute	Recalculation Methodology
50	Monthly Debt Service Amount (IO)

“N/A”, if (i) the IO Period was equal to 0, or (ii) the IO Period is less than Seasoning; or

For loans based on Actual/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12, then multiplied by the Cut-Off Date Loan Amount then multiplied by 365 and then divided by 360; or

For loans based on 30/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12 and then multiplied by the Cut-Off Date Loan Amount.

51	Projected First Monthly Payment to Trust	The Monthly Debt Service Amount (Amortizing) if (i) the IO Period was equal to 0, or (ii) the IO Period is less than Seasoning; or Monthly Debt Service Amount (IO).

53	Amortization Term (Remaining)	A computation from the Final Data File in which the number of months of Seasoning as of the Cut-off Date that exceed the IO Period, was deducted from the Amortization Term (Original).

54	Loan Term (Original)	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s first payment date and the earlier of a) the Mandatory Prepayment Date, and b) the Maturity Date , were counted.

55	Loan Term (Remaining)	A computation from the Final Data File in which the respective loan’s Seasoning as of the Cut-off Date was deducted from the corresponding Loan Term (Original).

57	Seasoning	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s first payment date, through and including, the Cut-off Date, were counted.

64	Open Period Begin Date	Determined based on the earlier of a) the Mandatory Prepayment Date, and b) the later of i) the Lockout End Date, and ii) the Yield Maintenance End Date, plus one day.

69	Cut-Off Date LTV	A computation from the Final Data File in which the respective loan’s Cut-Off Date Loan Amount was divided by the corresponding Appraised Value.

70	Maturity LTV	A computation from the Final Data File in which the respective loan’s Maturity or Mandatory Prepayment Date Balance was divided by the corresponding Appraised Value.

72	2020 NCF IO DSCR

“N/A”, if (i) the IO Period was equal to 0, or (ii) the IO Period is less than Seasoning; or

A computation from the Final Data File in which the respective loan’s 2020 NCF was divided by the corresponding Monthly Debt Service Amount (IO) multiplied by 12.

73	2020 NCF DSCR	A computation from the Final Data File in which the respective loan’s 2020 NCF was divided by the corresponding Monthly Debt Service Amount (Amortizing) multiplied by 12.

79	2019 NCF DSCR	A computation from the Final Data File in which the respective loan’s 2019 NCF was divided by the corresponding Monthly Debt Service Amount (Amortizing) multiplied by 12.

85	2018 NCF DSCR	A computation from the Final Data File in which the respective loan’s 2018 NCF was divided by the corresponding Monthly Debt Service Amount (Amortizing) multiplied by 12.

114	Number of Months Debt Service Covered by the Operating Deficit Reserve	A computation from the Final Data File in which the respective loan’s Operating Deficit Reserve Balance was divided by the corresponding Monthly Debt Service Amount (Amortizing).

121	Monthly Rent Per Unit	A computation from the respective property’s Rent Roll in which the total monthly rental revenue for all units (excluding manager unit(s)) was divided by the Total Units. For purposes of this calculation, a gross-up of the non-revenue generating units (vacant, model office and down units) to the estimated market rental rate was added to the current in-place monthly rental revenue.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15